Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: August 13, 2013

DATES
Closing Date	3/28/2013
Collection Period	5
Collection Period Beginning Date	7/01/2013
Collection Period Ending Date	7/31/2013
Payment Date	8/15/2013

I DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance	Final Maturity
Class A-1 Notes	13.5%	$60,063,786.34	$14,285,106.65	$45,778,679.69	4/15/2014
Class A-2 Notes	34.7%	$155,000,000.00	$0.00	$155,000,000.00	1/15/2016
Class A-3 Notes	35.2%	$157,000,000.00	$0.00	$157,000,000.00	9/15/2017
Class A-4 Notes	12.4%	$55,250,000.00	$0.00	$55,250,000.00	4/15/2019
Class B Notes	2.2%	$10,000,000.00	$0.00	$10,000,000.00	4/15/2019
Class C Notes	2.0%	$8,754,000.00	$0.00	$8,754,000.00	6/15/2020

Total Securities	100.0%	$459,045,295.43	$14,285,106.65	$431,782,679.69

Overcollateralization		$0.00		$2,000,016.00
Reserve Account Balance		$1,500,037.83	$0.00	$1,500,037.83

Net Pool Balance		$447,753,160.64		$433,782,695.69

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	0.22000%	$60,063,786.34	$11,378.75
Class A-2 Notes	0.45000%	$155,000,000.00	$58,125.00
Class A-3 Notes	0.61000%	$157,000,000.00	$79,808.33
Class A-4 Notes	0.83000%	$55,250,000.00	$38,214.58
Class B Notes	1.21000%	$10,000,000.00	$10,083.33
Class C Notes	1.74000%	$8,754,000.00	$12,693.30

		$446,067,786.34	$210,303.29

II AVAILABLE FUNDS

Interest Collections	$991,732.19
Principal Collections (Including Repurchases)	$13,970,464.95
Liquidation Proceeds	($490.00)
Investment Earnings (to be remitted to servicer with servicing fees)	$90.26

Total Collections	$14,961,797.40

Reserve Account Draw Amount	$0.00

Total Available Funds	$14,961,797.40

III DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall
Servicing Fees	$373,217.89	$373,217.89	$0.00
Class A-1 Notes	$11,378.75	$11,378.75	$0.00
Class A-2 Notes	$58,125.00	$58,125.00	$0.00
Class A-3 Notes	$79,808.33	$79,808.33	$0.00
Class A-4 Notes	$38,214.58	$38,214.58	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Class B Note Interest	$10,083.33	$10,083.33	$0.00
Second Allocation of Principal	$3,531,090.65	$3,531,090.65	$0.00
Class C Note Interest	$12,693.30	$12,693.30	$0.00
Third Allocation of Principal	$8,754,000.00	$8,754,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$2,000,016.00	$2,000,016.00	$0.00
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$93,169.57	$93,169.57	$0.00

	$14,961,797.40	$14,961,797.40

Principal Payment:
First Allocation of Principal	$0.00
Second Allocation of Principal	$3,531,090.65
Third Allocation of Principal	$8,754,000.00
Regular Principal Distribution Amount	$2,000,016.00

Total	$14,285,106.65

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: August 13, 2013

IV POOL INFORMATION

Beginning of Current Period
Pool Balance	$433,782,696.00
Number of Receivables Outstanding	22,585
Weighted Average Contract Rate	2.55
Weighted Average Remaining Term (mos)	54.07

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$1,500,037.83
Initial Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Beginning Period Overcollateralization Amount	$0.00
Ending Period Overcollateralization Amount	$2,000,016.00

Overcollateralization Shortfall	$0.00

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$1,500,037.83
Beginning Reserve Account Balance	$1,500,037.83
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$1,500,037.83

VII LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$0.00
Realized Losses for Collection Period	$0.00
Liquidation Proceeds for Collection Period	($490.00)

Net Losses for Collection Period	$490.00
Cumulative Losses (net of recoveries) for All Collection Periods	$490.00
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.00011%

	# of Receivables	Amount
Receivables 31-59 Days Delinquent	2	$55,844.90
As % of Ending Pool Balance		0.013%
Receivables 60-89 Days Delinquent	1	$15,839.87
As % of Ending Pool Balance		0.004%
Receivables 90 - 119 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 120 - 150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 150+ Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Total Delinquencies	3	$71,684.77
As % of Ending Pool Balance		0.017%
Total Repossession	2	$40,870.34